PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
	Freehold land and buildings US$‘000	Leasehold improvements US$‘000	Computers, fixtures and fittings US$‘000	Plant and equipment US$‘000	Total US$‘000
Cost
At January 1, 2017	2,603	3,031	5,995	36,484	48,113
Additions	—	465	302	4,491	5,258
Disposals or retirements	(9)	(488)	(404)	(3,083)	(3,984)
Exchange adjustments	30	(4)	1	3	30

At December 31, 2017	2,624	3,004	5,894	37,895	49,417

At January 1, 2018	2,624	3,004	5,894	37,895	49,417
Additions	19	1,609	829	5,068	7,525
Disposals or retirements	—	(1)	(131)	(1,804)	(1,936)
Exchange adjustments	(38)	(52)	(7)	(1,095)	(1,192)

At December 31, 2018	2,605	4,560	6,585	40,064	53,814

Accumulated depreciation and impairment losses
At January 1, 2017	(1,206)	(2,716)	(5,064)	(25,724)	(34,710)
Charge for the year	(82)	(165)	(263)	(1,914)	(2,424)
Impairment loss	—	(267)	(383)	(9,787)	(10,437)
Disposals or retirements	9	488	402	3,062	3,961
Exchange adjustments	(4)	1	—	(4)	(7)

At December 31, 2017	(1,283)	(2,659)	(5,308)	(34,367)	(43,617)

At January 1, 2018	(1,283)	(2,659)	(5,308)	(34,367)	(43,617)
Charge for the year	(80)	(47)	(185)	(1,063)	(1,375)
Impairment loss	(578)	(543)	(423)	(4,568)	(6,112)
Disposals or retirements	—	—	130	1,679	1,809
Exchange adjustments	7	6	3	827	843

At December 31, 2018	(1,934)	(3,243)	(5,783)	(37,492)	(48,452)
7
Carrying amounts
At December 31, 2018	671	1,317	802	2,572	5,362

At December 31, 2017	1,341	345	586	3,528	5,800